Incorporated herein by reference is a supplement to the prospectus of MFS Diversified Income Fund, a series of MFS Series Trust XIII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 9, 2021 (SEC Accession No. 0000912938-21-000216).